Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events

The Company has evaluated its subsequent events since December 31, 2013. Except at disclosed in Note 7 of these Notes to Consolidated Financial Statements with respect to shares of the Company’s Common Stock that were sold after December 31, 2013, the Company has determined that there were no material subsequent events requiring adjustment to or disclosure in the accompanying Consolidated Financial Statements.